Offsetting financial assets and financial liabilities	12 Months Ended
Dec. 31, 2025
Offsetting Financial Assets And Financial Liabilities [Line Items]
Offsetting financial assets and financial liabilities
Note 21
Offsetting financial assets and financial liabilities
UBS AG
enters
into
netting
agreements
with
counterparties
to
manage
the
credit
risks
associated
primarily
with
repurchase
and
reverse
repurchase
transactions,
securities
borrowing
and
lending,
over-the-counter
derivatives,
and
exchange-traded derivatives. These netting agreements and similar arrangements generally enable the counterparties to set
liabilities
off
against
available
assets
received
in
the
ordinary
course
of
business
and / or
in
the
event
that
the
counterparties to the transaction are unable to fulfill their contractual obligations.
The tables below provide
a summary of financial
assets and financial liabilities
subject to offsetting, enforceable master
netting
arrangements
and
similar
agreements,
as
well
as
financial
collateral
received
or
pledged
to
mitigate
credit
exposures for these financial instruments.
UBS AG
engages
in
a
variety
of
counterparty
credit
risk
mitigation
strategies
in
addition
to
netting
and
collateral
arrangements. Therefore, the net amounts presented in the tables below do not purport to represent their actual credit
risk exposure.
Financial assets subject to offsetting, enforceable master netting arrangements and similar agreements
Assets subject to netting arrangements
Netting recognized on the balance sheet
Netting potential not recognized on
the balance sheet
1
Assets not
subject to netting
arrangements
2
Total assets
As of 31.12.25, USD bn
Gross assets
before netting
Netting with
gross liabilities
3
Net assets
recognized
on the
balance
sheet
Financial
liabilities
Collateral
received
Assets after
consideration
of
netting
potential
Assets
recognized
on the
balance
sheet
Total assets
after
consideration
of netting
potential
Total assets
recognized
on the
balance
sheet
Receivables from securities financing
transactions measured at amortized cost 91.5 (21.9) 69.6 (2.0) (67.1) 0.5 14.0 14.5 83.7
Derivative financial instruments
141.9 (3.4) 138.5 (110.3) (22.4) 5.8 9.8 15.6 148.3
Cash collateral receivables on
derivative instruments
4 40.1 0.0 40.1 (24.1) (1.7) 14.2 1.5 15.7 41.6
Financial assets at fair value
not held for trading
114.3 (88.3) 26.0 (1.3) (24.8) 0.0 81.3 81.3 107.3
of which: reverse
repurchase agreements
108.9 (88.3) 20.6 (1.3) (19.3) 0.0 0.2 0.2 20.8
Total assets 387.8 (113.6) 274.2 (137.7) (116.0) 20.5 106.6 127.1 380.8
As of 31.12.24, USD bn
Receivables from securities financing
transactions measured at amortized cost
111.4 (13.3) 98.2 (3.1) (95.0) 0.1 20.1 20.3 118.3
Derivative financial instruments
178.7 (2.6) 176.1 (135.6) (27.1) 13.5 10.3 23.8 186.4
Cash collateral receivables on
derivative instruments
4 42.0 0.0 42.0 (25.9) (2.4) 13.7 1.9 15.7 44.0
Financial assets at fair value
not held for trading
112.3 (87.1) 25.2 (1.8) (23.3) 0.1 70.0 70.1 95.2
of which: reverse
repurchase agreements
109.6 (87.1) 22.5 (1.8) (20.6) 0.1 1.0 1.0 23.4
Total assets 444.5 (103.0) 341.5 (166.4) (147.7) 27.4 102.4 129.8 443.9
1 For the purpose of this
disclosure, the amounts of financial
instruments and cash collateral presented have
been capped so as not to exceed
the net amount of financial assets presented
on the balance sheet; i.e.
over-collateralization, where
it exists, is
not reflected in
the table.
2 Includes assets
not subject to
enforceable netting arrangements
and other out-of-scope
items.
3 The logic
of the table
results in amounts
presented in the “Netting with gross liabilities”
column corresponding directly to the amounts
presented in the “Netting with gross assets”
column in the liabilities table presented
below. Netting in this column
for
reverse repurchase agreements
presented within the
lines “Receivables
from securities financing
transactions measured
at amortized cost”
and “Financial assets
at fair value
not held for
trading” taken
together
corresponds to the amounts presented for repurchase agreements in the “Payables from securities financing transactions measured at amortized cost” and “Other financial liabilities designated at fair value” lines in
the liabilities table presented below.
4 The net amount of Cash collateral receivables on derivative instruments recognized on the balance sheet includes certain OTC derivatives that are legally net settled on a daily
basis and exchange-traded derivatives that are economically settled on a daily basis.
Financial liabilities subject to offsetting, enforceable master netting arrangements and similar agreements
Liabilities subject to netting arrangements
Netting recognized on the balance sheet
Netting potential not recognized
on the balance sheet
1
Liabilities not
subject
to netting
arrangements
2
Total liabilities
As of 31.12.25, USD bn
Gross
liabilities
before
netting
Netting with
gross assets
3
Net
liabilities
recognized
on the
balance
sheet
Financial
assets
Collateral
pledged
Liabilities
after
consideration
of netting
potential
Liabilities
recognized
on the
balance
sheet
Total
liabilities
after
consideration
of netting
potential
Total
liabilities
recognized
on the
balance
sheet
Payables from securities financing
transactions measured at amortized cost
36.4 (21.1) 15.2 (2.0) (13.2)
4
0.0 1.0 1.0 16.2
Derivative financial instruments
151.2 (3.4) 147.8 (110.3) (29.0) 8.5 8.5 17.0 156.3
Cash collateral payables on
derivative instruments
5 32.9 0.0 32.9 (15.8) (1.7) 15.3 1.9 17.2 34.7
Other financial liabilities
designated at fair value
94.2 (89.1) 5.1 (1.3) (3.8) 0.0 30.2 30.2 35.3
of which: repurchase agreements 92.7 (89.1) 3.6 (1.3) (2.3) 0.0 0.3 0.3 3.8
Total liabilities 314.6 (113.6) 201.0 (129.4) (47.8) 23.8 41.5 65.3 242.5
As of 31.12.24, USD bn
Payables from securities financing
transactions measured at amortized cost
25.0 (11.5) 13.5 (1.1) (12.4)
4
0.0 1.4 1.4 14.8
Derivative financial instruments
176.2 (2.6) 173.6 (135.6) (30.8) 7.2 7.1 14.3 180.7
Cash collateral payables on
derivative instruments
5 34.8 0.0 34.8 (20.2) (2.4) 12.2 1.6 13.8 36.4
Other financial liabilities
designated at fair value
96.9 (88.9) 8.0 (3.8) (4.1) 0.0 26.1 26.1 34.0
of which: repurchase agreements
94.7 (88.9) 5.8 (3.8) (2.0) 0.0 0.0 0.0 5.8
Total liabilities 332.8 (103.0) 229.8 (160.7) (49.7) 19.5 36.1 55.6 265.9
1 For the purpose of this disclosure, the amounts of financial instruments and cash collateral presented have been capped so as not to exceed the net amount of financial liabilities presented on the balance sheet; i.e.
over-collateralization, where it
exists, is not reflected
in the table.
2 Includes liabilities not subject
to enforceable netting arrangements
and other out-of-scope items.
3 The logic of
the table results in amounts
presented in the
“Netting with gross
assets” column corresponding
directly to the
amounts presented in
the “Netting with
gross liabilities” column
in the assets
table presented above.
Netting in this
column for
repurchase agreements presented within the lines “Payables from securities financing transactions measured at amortized cost” and “Other financial liabilities designated at fair value” taken together corresponds to the amounts presented for reverse repurchase agreements
in the “Receivables from securities financing
transactions measured at amortized cost” and
“Financial assets at fair value not
held for trading” lines in the
assets table presented above.
4 Includes collateral of USD
9.1 bn (2024: USD 8.8
bn) for securities financing transactions measured at amortized cost that use UBS AG debt instruments as the underlying.
5 The net
amount of Cash collateral
payables on derivative
instruments recognized on
the balance sheet includes
certain OTC derivatives
that are legally net
settled on a daily
basis and exchange-traded
derivatives that are
economically settled on a daily basis.